Share Capital and Capital reserve (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		June 30, 2026	December 31, 2025
	June 30, 2026	December 31, 2025	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	139,791,169	142,426,655	1,139.1	1,162.0
Total share capital and capital reserve			1,139.1	1,162.0
Listing and share transaction costs			(27.7)	(27.7)
Total net share capital and capital reserve			1,111.4	1,134.3